THE ADVISORS' INNER CIRCLE FUND

                               CAMBIAR SMID FUND
                           CAMBIAR GLOBAL SELECT FUND
                   (EACH, A "FUND" AND TOGETHER, THE "FUNDS")

                       SUPPLEMENT DATED DECEMBER 19, 2014
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                       DATED OCTOBER 27, 2014 (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
            THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective immediately, the only paragraph on page S-34 and the chart following such paragraph are hereby deleted and replaced with the following:

OTHER ACCOUNTS. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows. None of the accounts listed below are subject to a performance based advisory fee. The information below is provided as of September 30, 2014.


------------------------------------------------------------------------------------------------------------------------------------
                                  REGISTERED INVESTMENT                 OTHER POOLED
                                       COMPANIES                     INVESTMENT VEHICLES              OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
                                  NUMBER OF      TOTAL ASSETS       NUMBER OF  TOTAL ASSETS   NUMBER OF   TOTAL ASSETS
NAME                              ACCOUNTS       (IN MILLIONS)      ACCOUNTS   (IN MILLIONS)  ACCOUNTS    (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
Anna (Ania) A. Aldrich               2             $892.11              0          $0           817         $5,730.62
------------------------------------------------------------------------------------------------------------------------------------
Brian M. Barish                      2             $892.11              0          $0           794         $5,685.99
------------------------------------------------------------------------------------------------------------------------------------
Andrew P. Baumbusch                  2             $892.11              0          $0           790         $5,672.73
------------------------------------------------------------------------------------------------------------------------------------
Timothy A. Beranek                   1             $385.02              0          $0           512         $3,547.07
------------------------------------------------------------------------------------------------------------------------------------
Colin M. Dunn                        0               $0                 0          $0            11            $27.12
------------------------------------------------------------------------------------------------------------------------------------
Todd Edwards                         0               $0                 0          $0           305         $2,183.55
------------------------------------------------------------------------------------------------------------------------------------
Maria L. Mendelsberg                 2             $892.11              0          $0           512         $3,547.07
------------------------------------------------------------------------------------------------------------------------------------
Alvaro Shiraishi                     0               $0                 0          $0           305         $2,183.55
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey H. Susman                    2             $892.11              0          $0           512         $3,547.07
------------------------------------------------------------------------------------------------------------------------------------


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 CMB-SK-023-0100